Credit risk is the risk of the Company incurring losses due to a customer or counterparty in a financial instrument, resulting from failure in complying with their contractual obligations. (Details) - Credit risk [member] - BRL (R$)
R$ in Thousands
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Exposure to credit risk		R$ 11,546,545	R$ 11,140,975
Copel Energia
IfrsStatementLineItems [Line Items]
Exposure to credit risk	[1]	3,472,845	3,222,768
Bonds And Securities One [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	[1]	361,058	300,530
Pledges And Restricted Deposits Linked [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	[1]	142,946	133,718
Trade Accounts Receivable Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	[2]	4,515,426	3,819,680
Realization - gain on financial assets - equity
IfrsStatementLineItems [Line Items]
Exposure to credit risk	[3]		1,392,624
ElectricEnergyTradeChamberCCEEMember
IfrsStatementLineItems [Line Items]
Exposure to credit risk	[4]	767,480	346,930
Accounts Receivable Related To The Concession [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	[5]	1,433,734	1,149,934
Statement Table
IfrsStatementLineItems [Line Items]
Exposure to credit risk	[6]	730,851	671,204
Accounts receivable related to the concession compensation
IfrsStatementLineItems [Line Items]
Exposure to credit risk		102,220	81,202
Contract11Member
IfrsStatementLineItems [Line Items]
Exposure to credit risk	[7]	R$ 19,985	R$ 22,385

[1]	The Company manages the credit risk of its assets in accordance with the Management’s policy of investing virtually all of its funds in federal banking institutions. As a result of legal and/or regulatory requirements, in exceptional circumstances the Company may invest funds in prime private banks.
[2]	The risk arises from the possibility that the Company might incur losses resulting from difficulties to receive its billings to customers. This risk is directly related to internal and external factors to Copel. To mitigate this type of risk, the Company manages its accounts receivable, detecting the classes of consumers most likely to default, implementing specific collection policies and suspending the supply and/or recording of energy and the provision of service, as established in contract and regulatory standards.
[3]	There is no risk considering that the balance was settled in 2021.
[4]	Management considers the risk of this credit to be reduced, since the agreements signed guarantee the unconditional right to receive cash at the end of the concession to be paid by the Concession Grantor, corresponding to the costs not recovered through the tariff.
[5]	Management considers the risk of this credit to be reduced, since the agreements signed guarantee the unconditional right to receive cash at the end of the concession to be paid by the Concession Grantor, referring to investments in infrastructure not recovered through the tariff.
[6]	Management considers the risk of such credit to be low, as the contract for the sale of energy by quotas guarantees the receipt of an Annual Generation Revenue - RAG, which includes the annual amortization of this amount during the concession term.
[7]	This risk arises from the possibility that the Company might incur losses resulting from the volatility on the stock market. This type of risk involves external factors and has been managed through periodic assessment of the variations occurred in the market.